Cover	May 27, 2025
Entity Addresses [Line Items]
Document Type	8-K12G3
Amendment Flag	false
Document Period End Date	May 27, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-37686
Entity Registrant Name	BeiGene, Ltd.
Entity Central Index Key	0001651308
Entity Tax Identification Number	98-1209416
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	c/o BeOne Medicines I GmbH
Entity Address, Address Line Two	Aeschengraben 27, 21st Floor
Entity Address, City or Town	Basel
Entity Address, Country	CH
Entity Address, Postal Zip Code	4051
City Area Code	+41 61
Local Phone Number	685 19 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol	ONC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	BeiGene, Ltd.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o Mourant Governance Services (Cayman) Limited
Entity Address, Address Line Two	94 Solaris Avenue, Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1108